LEADER SHORT TERM HIGH YIELD BOND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS - 14.5%
	ASSET MANAGEMENT - 3.3%
27	Eaton Vance Senior Floating-Rate Trust(a),(b),(c)		2.4900	Perpetual	$ 621,000
18	Eaton Vance Senior Floating-Rate Trust(a),(b),(c)		2.1800	Perpetual	414,000
					1,035,000
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
20,000	B Riley Financial, Inc.		5.2500	Perpetual	469,200

	OIL & GAS PRODUCERS - 8.5%
94,990	Crestwood Equity Partners, L.P.		9.2500	Perpetual	913,804
65,000	DCP Midstream, L.P.(d)	US003M + 4.919%	7.3750	Perpetual	1,543,750
8,510	NuStar Energy, L.P. - Series B(d)	US003M + 5.643%	7.6250	Perpetual	176,497
					2,634,051
	SPECIALTY FINANCE - 1.2%
15,697	AGNC Investment Corporation(d)	US003M+ 4.697%	6.1250	Perpetual	367,467

	TOTAL PREFERRED STOCKS (Cost $4,542,882)				4,505,718

Principal Amount ($)			Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 17.7%
	AUTOMOTIVE — 2.6%
1,000,000	NIO, Inc.		0.5000	02/01/27	812,245

	INTERNET MEDIA & SERVICES — 5.9%
1,500,000	Zillow Group, Inc.		2.7500	05/15/25	1,826,250

	RENEWABLE ENERGY — 5.1%
2,000,000	Sunrun, Inc.(e)		–	02/01/26	1,588,012

	TOBACCO & CANNABIS — 4.1%
1,400,000	Aurora Cannabis, Inc.		5.5000	02/28/24	1,288,000

	TOTAL CONVERTIBLE BONDS (Cost $5,652,440)				5,514,507

LEADER SHORT TERM HIGH YIELD BOND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 40.1%
	BANKING — 6.4%
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC(d)	H15T10Y + 8.067%	9.5000	12/29/49	$ 2,000,000

	LEISURE FACILITIES & SERVICES — 5.9%
1,000,000	Marriott Ownership Resorts, Inc.		4.7500	01/15/28	970,575
1,000,000	Wynn Macau Ltd.(f)		5.6250	08/26/28	872,300
					1,842,875
	OIL & GAS PRODUCERS — 18.1%
2,000,000	DCP Midstream, L.P. Series A(d)	US0003M + 5.148%	7.3750	06/15/66	1,895,000
1,700,000	Petroleos Mexicanos		6.5000	03/13/27	1,747,940
1,000,000	Petroleos Mexicanos		7.6900	01/23/50	899,900
1,000,000	Talos Production, Inc.		12.0000	01/15/26	1,058,395
					5,601,235
	REAL ESTATE OWNERS & DEVELOPERS — 1.4%
1,500,000	China Evergrande Group		7.5000	06/28/23	435,000

	SPECIALTY FINANCE — 6.4%
1,000,000	Enova International, Inc.(f)		8.5000	09/15/25	996,775
1,000,000	New Residential Investment Corporation(f)		6.2500	10/15/25	979,620
					1,976,395
	TECHNOLOGY HARDWARE — 1.9%
600,000	NCR Corporation(f)		5.1250	04/15/29	591,063

	TOTAL CORPORATE BONDS (Cost $13,122,424)				12,446,568

	NON U.S. GOVERNMENT & AGENCIES — 7.2%
	SOVEREIGN — 7.2%
2,000,000	Turkey Government International Bond		5.8750	06/26/31	1,700,380
1,000,000	Ukraine Government International Bond(f)		7.7500	09/01/22	545,000
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,840,672)				2,245,380

LEADER SHORT TERM HIGH YIELD BOND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.2%
	U.S. TREASURY NOTES — 3.2%
1,000,000	United States Treasury Note	1.8750	04/30/22	$ 1,002,551

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,003,672)			1,002,551

Shares
	SHORT-TERM INVESTMENTS — 9.9%
	MONEY MARKET FUNDS - 9.9%
3,066,381	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.01% (Cost $3,066,381)(g)			$ 3,066,381

	TOTAL INVESTMENTS - 92.6% (Cost $30,228,471)			$ 28,781,105
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.4%			2,315,860
	NET ASSETS - 100.0%			$ 31,096,965

LP	- Limited Partnership
LTD	- Limited Company
PJSC	- Public Joint-Stock Company

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
US0003M	ICE LIBOR USD 3 Month

(a)	The Advisor or Trustees have determined these securities to be illiquid. On February 28, 2022, these securities amounted to $1,035,000 or 3.3% of net assets.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(c )	Rate shown represents the dividend rate as of February 28, 2022
(d)	Variable rate security; the rate shown represents the rate on February 28, 2022.
(e)	Zero coupon bond.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022 the total market value of 144A securities is 3,984,758 or 12.8% of net assets.
(g)	Rate disclosed is the seven day effective yield as of February 28, 2022.

LEADER TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0%
	CLO — 76.0%
1,000,000	ALM 2020 Ltd.(a),(b)	US0003M + 1.850%	2.0910	10/15/29	$ 999,620
1,000,000	Apidos CLO XV(a),(b)	US0003M + 1.550%	1.8040	04/20/31	994,255
1,000,000	ARES XLVII CLO Ltd.(a),(b)	US0003M + 1.450%	1.6910	04/15/30	994,952
1,000,000	Ares XXXIV CLO Ltd.(a),(b)	US0003M + 1.600%	1.8410	04/17/33	994,737
500,000	Atrium XII Series 12A Class CR(a)	US0003M + 1.650%	1.9090	04/22/27	497,048
1,000,000	Beechwood Park CLO Ltd.(a)	TSFR3M + 1.750%	2.0100	01/17/35	996,871
1,000,000	Carlyle Global Market Strategies CLO 2014-4-R Ltd.(a),(b)	US0003M + 1.600%	1.8410	07/15/30	996,599
1,000,000	Dryden 98 CLO Ltd.(a)	TSFR3M + 1.750%	2.6500	04/20/35	1,000,000
1,000,000	Invesco CLO 2021-3 Ltd.(a),(b)	US0003M + 1.650%	1.7680	10/22/34	997,282
1,000,000	Madison Park Funding XXVII Ltd.(a),(b)	US0003M + 1.350%	1.6040	04/20/30	992,440
1,000,000	Magnetite XIV-R LTD(a),(b)	US0003M + 1.600%	1.8410	10/18/31	995,677
1,000,000	Oak Hill Credit Partners X-R Ltd.(a),(b)	US0003M + 1.550%	1.8040	04/20/34	996,160
1,000,000	OCP CLO 2019-16 Ltd.(a),(b)	US0003M + 1.400%	1.6310	04/10/33	991,978
1,000,000	Octagon Investment Partners XVI Ltd.(a),(b)	US0003M + 1.600%	1.8410	07/17/30	993,777
1,000,000	OHA Credit Partners XIV Ltd.(a),(b)	US0003M + 1.500%	1.7550	01/21/30	995,697
1,000,000	TIAA CLO IV Ltd.(a),(b)	US0003M + 1.700%	1.9540	01/20/32	996,027
1,000,000	Voya CLO 2014-2 Ltd.(a),(b)	US0003M + 1.550%	1.7910	04/17/30	995,111
1,000,000	Voya CLO 2020-2 Ltd.(a),(b)	US0003M + 1.700%	1.9480	07/19/34	996,716
					17,424,947
	TOTAL ASSET BACKED SECURITIES (Cost $17,518,329)				17,424,947

	CONVERTIBLE BONDS — 8.2%
	FORESTRY, PAPER & WOOD PRODUCTS — 1.7%
400,000	Boxabl, Inc.(c),(d)		10.0000	03/31/23	400,000

	TOBACCO & CANNABIS — 6.5%
1,600,000	Aurora Cannabis, Inc.		5.5000	02/28/24	1,472,000

	TOTAL CONVERTIBLE BONDS (Cost $1,795,124)				1,872,000

	CORPORATE BONDS — 12.6%
	FORESTRY, PAPER & WOOD PRODUCTS — 4.3%
1,000,000	Domtar Corporation		6.7500	02/15/44	982,500

LEADER TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
		CORPORATE BONDS — 12.6% (Continued)
		OIL & GAS PRODUCERS — 8.3%
2,000,000	DCP Midstream, L.P. Series A(e)	US0003M + 5.148%	7.3750	06/15/66	$ 1,895,000

		TOTAL CORPORATE BONDS (Cost $2,946,250)			2,877,500

Shares
		SHORT-TERM INVESTMENTS — 11.7%
		MONEY MARKET FUNDS - 11.7%
2,688,467	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.01% (Cost $2,688,467)(f)				2,688,467

		TOTAL INVESTMENTS - 108.5% (Cost $24,948,170)			$ 24,862,914
		LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%			(1,951,244)
	NET ASSETS - 100.0%				$ 22,911,670

LP	- Limited Partnership
LTD	- Limited Company

TSFR3M	CME Term Secured Overnight Financing Rate 3 Months
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022 the total market value of 144A securities is 17,424,947 or 76.1% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	The Advisor has determined these securities to be illiquid. On February 28, 2022, these securities amounted to $400,000 or 1.7% of net assets.
(d)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(e)	Variable rate security; the rate shown represents the rate on February 28, 2022.
(f)	Rate disclosed is the seven day effective yield as of February 28, 2022.